UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2011

Item 1. Report to Stockholders.

AKRE
CAPITAL MANAGEMENT, LLC

Retail Class Shares  (AKREX)
Institutional Class Shares  (AKRIX)

SEMI-ANNUAL REPORT
January 31, 2011

Akre Focus Fund

The Portfolio Manager’s Report below is based on the fiscal year semi-annual report for the six month period ending January 31, 2011 and the 2010 calendar year performance.

March 30, 2011

To The Shareholders of Akre Focus Fund

The table below illustrates top ten holdings, sector weightings and performance at January 31, 2011.

Top Ten Holdings as of January 31, 2011		Sector Weightings as of January 31, 2011
	(% of net assets)		(% of net assets)
Dollar Tree, Inc.	7.6%	Consumer Discretionary	35.1%
Ross Stores, Inc.	7.5%	Cash & Equivalents*	25.9%
Lamar Advertising Co.	7.4%	Financials	17.8%
American Tower Corp.	6.8%	Information Technology	11.2%
Mastercard, Inc.	6.7%	Telecommunication Services	6.8%
Hartford Financial Services-Conv Pref	4.8%	Health Care	2.5%
Markel Corp.	4.7%	Consumer Staples	0.7%
FactSet Research Systems, Inc.	4.4%	Total	100.0%
O’Reilly Automotive, Inc.	3.8%
The TJX Companies, Inc.	3.5%

			Since Inception
Returns as of January 31, 2011	6 Months	1 Year	(08/31/09)^
AKREX Retail	14.97%	20.84%	14.11%
AKRIX Institutional	15.11%	21.10%	14.44%
S&P 500® Index	17.93%	22.19%	20.02%

*Includes other assets in excess of liabilities.
^Average annualized return.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held for 30 days or less. Performance data does not reflect the redemption fee. If it had, returns would be reduced.

Expense Ratios:  AKREX – 1.45%, AKRIX – 1.20%

The table above illustrates the Akre Focus Fund’s (the “Fund”) top ten holdings, sector allocation and performance for the six month period ending January 31, 2011.  While the Fund’s (AKREX –Retail shares) six month performance through January 31, 2011 was a positive 14.97%, the S&P 500®

Akre Focus Fund

Index surpassed our returns with six month performance of 17.93%.  Specifically, the Consumer Discretionary sector contributed 8.5% (50% of the total return), further the Financials contributed 3.4% and Information Technology contributed 2.1%.

The table below illustrates top ten holdings, sector weightings and performance at December 31, 2010.

Top Ten Holdings as of December 31, 2010		Sector Weightings as of December 31, 2010
	(% of net assets)		(% of net assets)
Lamar Advertising Co.	8.2%	Consumer Discretionary	35.0%
American Tower Corp.	7.1%	Cash & Equivalents*	25.8%
Dollar Tree, Inc.	6.9%	Financials	18.0%
Ross Stores, Inc.	6.8%	Information Technology	10.8%
Mastercard, Inc.	6.5%	Telecommunication Services	7.1%
Hartford Financial Services-Conv Pref	4.8%	Health Care	2.6%
Markel Corp.	4.5%	Consumer Staples	0.7%
FactSet Research Systems, Inc.	4.2%	Total	100.0%
O’Reilly Automotive, Inc.	4.1%
The TJX Companies, Inc.	3.3%

		Since Inception
Returns as of December 31, 2010	1 Year	(08/31/09)^
AKREX Retail	19.29%	15.50%
AKRIX Institutional	19.45%	15.79%
S&P 500® Index	15.06%	19.31%

*Includes other assets in excess of liabilities.
^Average annualized return.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held for 30 days or less. Performance data does not reflect the redemption fee. If it had, returns would be reduced.

Expense Ratios:  AKREX – 1.45%, AKRIX – 1.20%

The above table shows that for the one year period ending December 31, 2010 the Fund (AKREX – Retail shares) advanced by 19.29% as compared with the S&P 500® Index, which advanced 15.06%.  This result was achieved in spite of a high level of cash carried in the portfolio throughout the year. At the start of the year the cash was 61.5%, and at year’s end the cash was 25.8%. The above

Akre Focus Fund

also shows the top ten holdings and the sector allocation.  While there is a modest rearrangement amongst the top three or four names, the list of ten is identical, and the sector allocation is also essentially the same relative to the six months ending January 31, 2011. The sector performance was slightly different compared to the six months ending January 31, 2011 with Consumer Discretionary contributing the bulk of the return at a higher 13.5% (71% of the total return). Further, another 2.3% was contributed by the Financials and Information Technology contributed 2.2%.

Our portfolio has undergone few changes over the last six months, except to grow in size.  We make no attempt to anticipate specific sector attribution.  We remain generally cautious as a matter of prudence, and continue to allocate capital when opportunities attract us.

Opinions expressed are those of the advisor and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The summary and statutory prospectuses contain this and other important information about the investment company and it may be obtained by calling (877) 862-9556 or visiting www.akrefund.com.  Read it carefully before investing.

The S&P 500® Index is an index of 500 large capitalization companies selected by Standard & Poor’s Corporation. One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security. See the Schedule of Investments for the Fund holdings.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at January 31, 2011 (Unaudited)

Sector Allocation	Percent of Net Assets

Consumer Discretionary	35.1%
Cash & Equivalents*	25.9%
Financials	17.8%
Information Technology	11.2%
Telecommunication Services	6.8%
Health Care	2.5%
Consumer Staples	0.7%
Total	100.0%

*  Includes other assets in excess of liabilities.

EXPENSE EXAMPLE For the Six Months Ended January 31, 2011 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 – January 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions

Akre Focus Fund

EXPENSE EXAMPLE For the Six Months Ended January 31, 2011 (Unaudited) (Continued)

and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/1/2010	1/31/2011	8/1/2010 – 1/31/2011*
Retail Class Actual	$1,000	$1,150	$7.86

Hypothetical (5% return
before expenses)	$1,000	$1,018	$7.37

Institutional Class Actual	$1,000	$1,151	$6.51

Hypothetical (5% return
before expenses)	$1,000	$1,019	$6.11

  *   Expenses are equal to the Fund’s expense ratio for the most recent six-moth period of 1.45% (reflecting fee recoupments in effect) for Retail Class shares and 1.20% (reflecting fee recoupments in effect) for Institutional Class shares, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS: 69.2%

Capital Markets: 5.5%
20,000	LPL Investment
	Holdings, Inc.*	$685,200
400,000	optionsXpress
	Holdings, Inc.	5,944,000
400,000	TD Ameritrade
	Holding Corp.	8,168,000
220,000	TradeStation
	Group, Inc.*	1,533,400
		16,330,600
Consumer Finance: 0.5%
93,273	White River
	Capital, Inc.	1,637,874

Diversified Financial Services: 1.7%
150,000	MSCI, Inc.*	5,134,500

Health Care Equipment
& Supplies: 1.4%
50,000	Becton, Dickinson
	and Company	4,147,500

Hotels, Restaurants & Leisure: 4.2%
117,250	Penn National
	Gaming, Inc.*	4,189,343
200,000	WMS
	Industries, Inc.*	8,390,000
		12,579,343
Insurance: 4.7%
35,000	Markel Corp.*	14,087,500

IT Services: 6.8%
13,595	Computer
	Services, Inc.	373,863
85,000	Mastercard, Inc.	20,103,350
		20,477,213
Life Sciences Tools & Services: 1.2%
50,000	Techne Corp.	3,447,500

Media: 7.4%
600,000	Lamar
	Advertising Co.*	22,104,000

Multiline Retail: 7.6%
452,000	Dollar Tree, Inc.*	22,862,160

Personal & Household Products: 0.7%
30,000	Kimberly-Clark
	Corp.	1,941,900

Software: 4.4%
130,000	FactSet Research
	Systems, Inc.	13,104,000

Specialty Retail: 15.9%
100,000	CarMax, Inc.*	3,265,000
200,000	O’Reilly
	Automotive, Inc.*	11,366,000
345,000	Ross Stores, Inc.	22,493,999
220,000	The TJX
	Companies, Inc.	10,425,800
		47,550,799
Thrifts & Mortgage Finance: 0.4%
100,000	Fox Chase
	Bancorp, Inc.*	1,229,000

Wireless Telecommunication
Services: 6.8%
400,000	American
	Tower Corp.*	20,344,000

TOTAL COMMON STOCKS
(Cost $168,427,813)		206,977,889

CONVERTIBLE
PREFERRED STOCK: 4.8%

Insurance: 4.8%
550,000	Hartford
	Financial Services
	Group, Inc.	14,492,500

TOTAL CONVERTIBLE
PREFERRED STOCK
(Cost $13,833,316)		14,492,500

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2011 (Unaudited) (Continued)

Shares	Value

TRUST & PARTNERSHIP: 0.1%

Real Estate Investment Trust: 0.1%
19,000	Annaly Capital
Management,
Inc.	$338,770

TOTAL TRUST & PARTNERSHIP
(Cost $326,800)	338,770

SHORT-TERM INVESTMENT: 25.8%

Money Market Fund: 25.8%
77,164,025	Fidelity
Government
Portfolio -
Class I, 0.04%^	77,164,025

TOTAL SHORT-TERM INVESTMENT
(Cost $77,164,025)	77,164,025

TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $259,751,954)	298,973,184
Other Assets in Excess
of Liabilities: 0.1%	233,669
TOTAL NET ASSETS: 100.0%	$299,206,853

*	Non-income producing security.
^	7-day yield as of January 31, 2011.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value
(cost $259,751,954) (Note 2)	$298,973,184
Receivables:
Fund shares sold	1,086,148
Dividends and interest	34,977
Prepaid expenses	41,967
Total assets	300,136,276

LIABILITIES
Payables:
Fund shares redeemed	506,220
Distribution fees	40,483
Shareholder servicing fees	34,275
Investment advisory fees	226,863
Administration fees	45,953
Fund accounting fees	12,020
Transfer agent fees	17,164
Custody fees	3,390
Chief Compliance Officer fees	2,598
Other accrued expenses	40,457
Total liabilities	929,423
NET ASSETS	$299,206,853

COMPONENTS OF NET ASSETS
Paid-in capital	$258,446,051
Undistributed net investment income	1,409,799
Accumulated net realized gain on investments	129,773
Net unrealized appreciation on investments	39,221,230
Net assets	$299,206,853

Retail Class:
Net assets	$205,162,909
Shares issued and outstanding (unlimited number
of shares authorized without par value)	17,007,053
Net asset value, and redemption price per share	$12.06

Institutional Class:
Net assets	$94,043,944
Shares issued and outstanding (unlimited number
of shares authorized without par value)	7,767,424
Net asset value, offering price, and redemption price per share	$12.11

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$3,097,044
Interest	13,852
Total investment income	3,110,896

EXPENSES (Note 3)
Investment advisory fees	1,124,811
Distribution fees - Retail Class	202,833
Shareholder servicing fees	124,979
Administration fees	90,854
Transfer agent fees	49,888
Fund accounting fees	36,571
Registration fees	21,960
Reports to shareholders	10,887
Audit fees	10,201
Custody fees	5,676
Chief Compliance Officer fees	5,223
Miscellaneous expenses	4,806
Trustee fees	2,430
Legal fees	1,682
Insurance expense	758
Total expenses	1,693,559
Plus: prior year fees waived subject to recoupment	7,538
Net expenses	1,701,197
Net investment income	1,409,799

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	939,165
Change in unrealized appreciation on investments	30,267,038
Net realized and unrealized gain on investments	31,206,203
Net increase in net assets resulting from operations	$32,616,002

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2011	Period Ended
	(Unaudited)	July 31, 2010*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,409,799	$(1,479,019)
Net realized gain (loss) on investments	939,165	(809,392)
Change in unrealized
appreciation on investments	30,267,038	8,954,192
Net increase in net assets
resulting from operations	32,616,002	6,665,781

CAPITAL SHARE TRANSACTIONS (Note 3)
Net increase in net assets derived
from net change in outstanding
shares - Retail Class (a)(b)	47,365,109	132,883,998
Net increase in net assets derived
from net change in outstanding
shares - Institutional Class (a)(c)	11,267,835	68,408,128
Total increase in net assets
from capital share transactions	58,632,944	201,292,126
Total increase in net assets	91,248,946	207,957,907

NET ASSETS
Beginning of period	207,957,907	—
End of period	$299,206,853	$207,957,907
Undistributed net investment income	$1,409,799	$—

*	Fund commenced operations on August 31, 2009.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	January 31, 2011		Period Ended
	(Unaudited)		July 31, 2010*
Retail Class	Shares	Value	Shares	Value
Shares sold	6,410,417	$75,399,176	16,969,999	$173,014,911
Shares
redeemed (b)	(2,488,747)	(28,034,067)	(3,884,616)	(40,130,913)
Net increase	3,921,670	$47,365,109	13,085,383	$132,883,998

(b)Net of redemption fees of $3,071 and $7,381, respectively.

	Six Months Ended
	January 31, 2011		Period Ended
	(Unaudited)		July 31, 2010*
Institutional Class	Shares	Value	Shares	Value
Shares sold	2,415,640	$27,398,633	9,535,989	$97,333,062
Shares
redeemed (c)	(1,363,971)	(16,130,798)	(2,820,234)	(28,924,934)
Net increase	1,051,669	$11,267,835	6,715,755	$68,408,128

(c)Net of redemption fees of $951 and $373, respectively.

*	Fund commenced operations on August 31, 2009.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods

RETAIL CLASS
	Six Months Ended
	January 31, 2011		Period Ended
	(Unaudited)		July 31, 2010*
Net asset value, beginning of period	$10.49		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.05		(0.08)
Net realized and unrealized
gain on investments	1.52		0.57
Total from investment operations	1.57		0.49
Paid-in capital from
redemption fees (Note 2)	0.00	#	0.00	#
Net asset value, end of period	$12.06		$10.49
Total return	14.97	%^	4.90	%^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$205.2		$137.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.45	%+	1.50	%+
After fees waived/recouped	1.45	%+	1.49	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	1.08	%+	(1.09	)%+
After fees waived/recouped	1.08	%+	(1.08	)%+
Portfolio turnover rate	7	%^	12	%^

*	Fund commenced operations on August 31, 2009.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods

INSTITUTIONAL CLASS
	Six Months Ended
	January 31, 2011		Period Ended
	(Unaudited)		July 31, 2010*
Net asset value, beginning of period	$10.52		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.07		(0.06)
Net realized and unrealized
gain on investments	1.52		0.58
Total from investment operations	1.59		0.52
Paid-in capital from
redemption fees (Note 2)	0.00	#	0.00	#
Net asset value, end of period	$12.11		$10.52
Total return	15.11	%^	5.20	%^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$94.0		$70.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.20	%+	1.25	%+
After fees waived/recouped	1.20	%+	1.24	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	1.23	%+	(0.84	)%+
After fees waived/recouped	1.23	%+	(0.83	)%+
Portfolio turnover rate	7	%^	12	%^

*	Fund commenced operations on August 31, 2009.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on August 31, 2009.

The Fund offers Retail and Institutional Class shares.  Institutional shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Each class of shares has equal rights as to earnings and assets except that Retail shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited) (Continued)

options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2011, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited) (Continued)

type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$206,977,889	$—	$—	$206,977,889
Convertible
Preferred Stock	14,492,500	—	—	14,492,500
Trust & Partnership	338,770	—	—	338,770
Short-Term
Investment	77,164,025	—	—	77,164,025
Total Investments
in Securities	$298,973,184	$—	$—	$298,973,184

 ^  See Schedule of Investments for industry breakout.

B.   Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited) (Continued)

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At July 31, 2010, the Fund deferred, on a tax basis, post-October losses of $809,392.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions is expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

C.        Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.        Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.   Options Contracts.  The Fund may purchase call and put options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited) (Continued)

is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.        Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.   Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.        Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited) (Continued)

indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.    Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

J.       New Accounting Pronouncement.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund. For the six months ended January 31, 2011, the Fund incurred $1,124,811 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.24% and 1.49% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended January 31, 2011 the Advisor did not waive fees or reimburse Fund expenses.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited) (Continued)

three years after payment. For the six months ended January 31, 2011 the Advisor recouped $7,538 in fees waived. As of January 31, 2011 the Advisor has recouped all eligible fees previously waived.

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For the six months ended January 31, 2011 the Fund incurred $90,854 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended January 31, 2011 the Fund was allocated $5,223 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Retail Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Advisor an annual shareholder servicing fee of 0.10% of each Class’s average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the six months ended January 31, 2011 the Fund incurred $202,833 in distribution fees and $124,979 in shareholder servicing fees.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2011 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2011, the cost of purchases and the proceeds from the sale of securities for the Fund, excluding short-term investments, were $39,775,935 and $13,076,862, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended January 31, 2011.

The cost basis for federal income tax purposes at January 31, 2011 was as follows:

Cost of investments	$259,751,954
Gross tax unrealized appreciation	39,503,145
Gross tax unrealized depreciation	(281,915)
Net tax unrealized appreciation	$39,221,230

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended January 31, 2011 and the period ended July 31, 2010 there were no distributions.

As of July 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

Net tax unrealized appreciation	$8,954,192
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(809,392)
Total accumulated gains	$8,144,800

Akre Focus Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 on Form N-PX is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

The Fund discloses its calendar quarter-end portfolio holdings on its website at www.akrefund.com within 60 business days after the calendar quarter-end.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Akre Focus Fund

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 West Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Akre Focus Fund
	Ticker	CUSIP
Retail Class Shares	AKREX	742935117
Institutional Class Shares	AKRIX	742935125

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the five month period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date   March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date   March 31, 2011

By (Signature and Title)      /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   March 30, 2011

* Print the name and title of each signing officer under his or her signature.